FAIR VALUE MEASUREMENTS - Assets and derivative warrant liabilities measured at fair value on recurring basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 29,978,639	$ 29,029,416	$ 117,320,973
Money market mutual fund
FAIR VALUE MEASUREMENTS
Investments held in Trust Account		29,029,416	29,029,416
Level 1 | Recurring basis
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	29,978,639	29,029,416
Level 1 | Recurring basis | Money market mutual fund
FAIR VALUE MEASUREMENTS
Investments held in Trust Account		29,029,416	117,320,973
Level 1 | Recurring basis | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liabilities	345,000	345,000	4,600,000
Level 3 | Recurring basis | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liabilities	$ 17,558	$ 17,558	$ 251,668